Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Inputs and Assumptions of Valuation Model

Schedule of inputs and assumptions of valuation model

Probability of a Going Public Transaction	50.0%
Volatility	58.5%
Stock price of public company at the time of measurement	$6.30
Date of a Going Public Transaction	April 30, 2021
Pro-forma common shares outstanding at Going Public Transaction date	5,207,700

Schedule of Commitment Fee

Schedule of commitment fee

Beginning balance, December 31, 2020	$577,000

Commitment fee expense	23,301,206
Issuance of Series A-1 and B preferred stock in exchange for commitment fee	(23,878,206)

Ending balance, December 31, 2021	$—

Schedule of Consolidated Financial Assets and Liabilities Measured at Fair Value

The following table sets forth the Company’s consolidated financial assets and liabilities measured at fair value by level within the fair value hierarchy at June 30, 2023:

	Convertible Debenture	Purchase Warrant
Level I	$-	$-
Level II	$-	$-
Level III	$3,830,778	$1,174,229
Total	$3,830,778	$1,174,229

Significant Unobservable Inputs (level 3) and Related Expenses and Losses

Fair Value, December 31, 2022	$-
Issuance of convertible debenture	2,825,771
Accretion for discount for warrants	146,778
Accretion for discount for OID	50,000
Interest expense	130,192
Change in fair value	678,037
Fair Value, June 30, 2023	$3,830,778

Schedule of CCC Spreads
Issuance February 14, 2023	4.13%
Fair Value June 30, 2023	2.21%